BLACKROCK ALLOCATION TARGET SHARES

BATS: Series V Portfolio

(the “Fund”)

Supplement dated January 31, 2024 to the Fund’s

Summary Prospectus and Prospectus, each dated July 28, 2023

Effective March 1, 2024, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Summary Prospectus entitled “Key Facts About BATS: Series V Portfolio — Portfolio Managers” and the section of the Prospectus entitled “Fund Overview — Key Facts About BATS: Series V Portfolio — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Kristi Manidis	2021	Director of BlackRock, Inc.
Mei Chan	2024	Associate of BlackRock, Inc.
Kevin Maloney, CFA	2024	Director of BlackRock, Inc.

The section of the Prospectus entitled “Details About the Funds — How Each Fund Invests —BATS: Series V Portfolio — About the Portfolio Management of the BATS: Series V Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE BATS: SERIES V PORTFOLIO
The BATS: Series V Portfolio is managed by a team of financial professionals. Kristi Manidis, Mei Chan and Kevin Maloney, CFA are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — BATS: Series V Portfolio” is deleted in its entirety and replaced with the following:

BATS: Series V Portfolio

The BATS: Series V Portfolio is managed by a team of financial professionals. Kristi Manidis, Mei Chan and Kevin Maloney, CFA are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Kristi Manidis	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Director of BlackRock, Inc. since 2016.
Mei Chan	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2024	Associate of BlackRock, Inc. since 2023; Analyst of BlackRock, Inc. since 2020; Quantitative Equity Research Analyst of PNC Capital Advisors, LLC from 2019 to 2020.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Kevin Maloney, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2024	Director of BlackRock, Inc. since 2021; Vice President of BlackRock, Inc. from 2018 to 2020.

Shareholders should retain this Supplement for future reference.